Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,404,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,093.99
Total Offset Amount	0.00
Net Fee	3,093.99
Narrative - Max Aggregate Offering Price	$ 22,404,000.00
Final Prospectus	true